Accrued Expenses And Other Liabilities (Accrued Expenses And Other Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Current
Current liabilities, discontinued operations	$ 308.0	$ 276.5
Total	3,191.5	2,450.5
Non-current
Long-term liabilities, discontinued operations	159.6	175.8
Total	4,584.4	4,080.9
Continuing operations
Current
Compensation and benefits	879.5	723.3
Restructuring	111.6	85.6
Claims, including self-insurance and litigation	127.9	123.3
Pension and post-retirement benefits	100.1	118.0
Environmental and regulatory compliance	40.7	40.9
Taxes, income and other	589.7	229.9
Deferred revenue	573.1	524.9
Sales and product allowances	188.2	173.1
Warranty	124.7	127.4
Other	456.0	304.1
Total	3,191.5	2,450.5
Non-current
Compensation and benefits	328.3	332.7
Restructuring	0.0	0.0
Claims, including self-insurance and litigation	86.3	86.5
Pension and post-retirement benefits	1,303.1	848.1
Environmental and regulatory compliance	78.3	91.9
Taxes, income and other	2,557.1	2,513.1
Deferred revenue	151.8	143.7
Sales and product allowances	2.4	2.6
Warranty	12.9	12.7
Other	64.2	49.6
Total	$ 4,584.4	$ 4,080.9